SALARIES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries and benefits	R$ 533,713	R$ 508,412
Share-based payment	0	36
Total	R$ 533,713	R$ 508,448